Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	$ 145,608	$ 606,075	$ 3,600,187
Foreign currency exchange differences	8,822,301	13,266,320	(53,880,472)
Other Financial Assets (Derivative Instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	4,657,016	7,188,900	10,153,342
Foreign currency exchange differences	10,895,862	25,048,205	10,637,768
Other Non-financial Assets [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net			819,503
Trade and Other Accounts Receivable [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net		452,440	526,361
Foreign currency exchange differences	363,325	2,541,385	9,884,307
Current Tax Receivables and Liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	1,039,755	1,979,594	4,965,940
Foreign currency exchange differences	(188,270)
Other Financial Liabilities (Financial Debt and Derivative Instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	(5,551,163)	(9,014,859)	(12,864,959)
Foreign currency exchange differences	(4,358,937)	(18,217,515)	(30,533,746)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	3,109,046	183,225	2,584,228
Trade and Other Accounts Payable [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	$ (998,725)	$ 3,711,020	$ (46,453,029)